Equity Incentive Plan - Summary of Estimated Fair Values of Stock Option Awards Granted (Details) - Employee Stock Option - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	4.30%	4.50%	4.50%	4.00%
Expected volatility	83.30%	81.80%	81.80%	78.40%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	6 years 9 months 10 days	6 years 4 months 6 days	6 years 4 months 6 days	6 years 3 months 10 days
Weighted average grant date fair value per share	$ 13.57	$ 10.95	$ 10.98	$ 15.54